Premises, Equipment, Lease Commitments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Premises, Equipment, Lease Commitments, And Other Assets [Abstract]
Summary of Premises and Equipment

	Dec 31,	Dec 31,
(in millions)	2014	2013
Land	$1,748	1,759
Buildings	8,155	7,931
Furniture and equipment	7,215	7,517
Leasehold improvements	2,009	1,939
Premises and equipment leased under capital leases	79	82
Total premises and equipment	19,206	19,228
Less: Accumulated depreciation and amortization	10,463	10,072
Net book value, premises and equipment	$8,743	9,156

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases
The following table provides the future minimum payments under capital leases and noncancelable operating leases, net of sublease rentals, with terms greater than one year as of December 31, 2014.

(in millions)	Operating leases	Capital leases
Year ended December 31,
2015	$1,148	2
2016	1,033	2
2017	904	3
2018	777	3
2019	672	3
Thereafter	2,521	9
Total minimum lease payments	$7,055	22
Executory costs		$(8)
Amounts representing interest		(5)
Present value of net minimum lease payments		$9

Components of Other Assets
The components of other assets were:

	Dec 31,	Dec 31,
(in millions)	2014	2013
Nonmarketable equity investments:
Cost method:
Private equity and other	$2,300	2,308
Federal bank stock	4,733	4,670
Total cost method	7,033	6,978
Equity method:
LIHTC investments (1)	7,278	6,209
Private equity and other	5,132	5,782
Total equity method	12,410	11,991
Fair value (2)	2,512	1,386
Total nonmarketable equity investments	21,955	20,355
Corporate/bank-owned life insurance	18,982	18,738
Accounts receivable (3)	27,151	21,422
Interest receivable	4,871	5,019
Core deposit intangibles	3,561	4,674
Customer relationship and other amortized intangibles	857	1,084
Foreclosed assets:
Residential real estate:
Government insured/guaranteed (3)	982	2,093
Non-government insured/guaranteed	671	814
Non-residential real estate	956	1,030
Operating lease assets	2,714	2,047
Due from customers on acceptances	201	279
Other (4)	16,156	8,787
Total other assets	$99,057	86,342

(1)	Represents low income housing tax credit investments.

(2)	Represents nonmarketable equity investments for which we have elected the fair value option. See Note 17 (Fair Values of Assets and Liabilities) for additional information.

(3)
Upon adoption of ASU 2014-14, Classification of Certain Government-Guaranteed mortgage Loans Upon Foreclosure, certain government guaranteed residential real estate mortgage loans upon foreclosure are included in Accounts Receivable. Previously, these assets were included in government insured/guaranteed residential real estate foreclosed assets. This guidance was adopted during fourth quarter 2014, effective as of January 1, 2014. For more information on the classification of certain government-guaranteed mortgage loans upon foreclosure, see Note 1 (Summary of Significant Accounting Policies).

(4)
Includes derivatives designated as hedging instruments, free-standing derivatives (economic hedges), and derivative loan commitments, which are carried at fair value. See Note 16 (Derivatives) for additional information.

Income Related to Nonmarketable Equity Investments
Income (expense) related to nonmarketable equity investments was:

	Year ended December 31,
(in millions)	2014	2013	2012
Net realized gains from nonmarketable equity investments	$1,479	1,158	1,086
All other	(741)	(287)	(185)
Total	$738	871	901